Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheet are Reconciled (Details)	11 Months Ended
Dec. 31, 2025 USD ($)
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Reflected In The Balance Sheet Are Reconciled Abstract
Gross proceeds from Initial Public Offering	$ 201,250,000
Proceeds allocated to Public Rights	(4,361,306)
Offering costs allocated to Class A Ordinary Shares subject to possible redemption	(13,262,661)
Accretion of Class A Ordinary Shares subject to possible redemption	22,016,067
Class A Ordinary Shares subject to possible redemption at December 31, 2025	$ 205,642,100